Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Shareholders' Equity
19.	Shareholders’ Equity
Ordinary Shares
In April 2023, the Company completed its issuance of 3,466,204 Class A ordinary shares to Qingdao investor in private placement for a total consideration of RMB66,486, net of issuance costs amounting to RMB2,374. In July 2023, the Company completed its issuance of 4,183,510 Class A ordinary shares to private placement led by South Korean strategic investor for a consideration of RMB163,563, net of issuance costs amounting to RMB1,000. Under the 2019 Plans approved by the Board, the Company issued 221,224 Class A ordinary shares at market price for cash consideration of RMB12,355 in 2023, resulting in the increase of additional paid-in
capital.
On October 20, 2023, the Company issued and transferred 236,000 Class A ordinary shares to The Bank of New York Mellon, its depositary bank to be issued to employees upon the vesting of restricted share units under the 2019 Plans.
For the year ended December 31, 2023,
no
Class B ordinary share was converted to Class A ordinary share. As of December 31, 2023, 461,516 Class A ordinary shares remain available for future issuance. These shares are legally issued but not outstanding for the purpose of accounting and thus are excluded from the basic net loss per share calculation.
On January 8, 2024 and May 8, 2024, the Company issued and transferred 778,890 ordinary shares to The Bank of New York Mellon, its depositary bank to be issued to employees upon the vesting of restricted share units under the 2019 Plans and 2023 Plans.
In April 2024, the Company entered into an At Market Issuance Sales Agreement with China Renaissance Securities (Hong Kong) Limited relating to the sale of ADSs for an aggregate offering price of up to US$100 million from time to time through or to the sales agent, as agent or principal. In 2024, the company issued and transferred 10,800,000 ordinary shares to The Bank of New York Mellon for at-the-market
offering. For the year ended December 31, 2024, the Company had raised gross proceeds of US$76,243 (equivalent to RMB541,997) including issuance costs of US$2,324 (equivalent to RMB16,518) through sales of 9,231,510 ordinary shares in the at-the-market
offering.
In November 2024, the Company completed its issuance of 1,351,488 Class A ordinary shares to a strategic investor from the Middle East in private placement for a total gross consideration of US$10,000 (equivalent to RMB71,786). In November 2024, the Company completed its issuance of 1,866,666 Class A ordinary shares to a Zhuhai investor in private placement for a total gross consideration of US$12,600 (equivalent to RMB90,603). The aggregate amount of issuance costs for aforementioned private placements was RMB271 (US$37). Under the 2019 Plans approved by the Board, the Company issued 110,180 Class A ordinary shares at market price for cash consideration of RMB5,999 (US$822) in 2024, resulting in the increase of additional paid-in
capital.
In November 2024, the Board of Directors of the Company authorized a share repurchase program (“Share Repurchase Program”) under which the Company may repurchase up to US$30 million worth of its Class A ordinary shares, including those in the form of ADSs over the following 12 months. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management. For the year ended December 31, 2024, the Company repurchased 100,000 ADSs for RMB10,085 on the open market, at a weighted average price of US$13.99 per ADS. The Company accounts for the repurchased ordinary shares under the cost method and includes such treasury shares as a component of the shareholders’ equity.
For the year ended December 31, 2024, no Class B ordinary share was converted to Class A ordinary share. As of December 31, 2024, 1,704,790 Class A ordinary shares remain available for future issuance. These shares are legally issued but not outstanding for the purpose of accounting and thus are excluded from the basic net loss per share calculation.

On June 27, 2025, the Company issued and transferred 1,400,000 ordinary shares to The Bank of New York Mellon for at-the-market
offering. The Company had raised gross consideration of US$23,757 (equivalent to RMB170,146 ) through sales of 2,769,184 ordinary shares in the at-the-market
offering. The corresponding issuance costs was US$639 (equivalent to RMB4,577).
On December 1, 2025, the Company issued and transferred 1,000,000 ordinary shares to The Bank of New York Mellon, its depositary bank to be issued to employees upon the vesting of restricted share units under the 2019 Plans and 2023 Plans. For the year ended December 31, 2025, 3,614,413 Class A ordinary shares were issued pursuant to the vesting of restricted share units, among which 811,138 Class A ordinary shares were settled with shares held by the depositary bank.
For the year ended December 31, 2025, no Class B ordinary shares were converted to Class A ordinary shares. As of December 31, 2025, 520,486 Class A ordinary shares remain available for future issuance. These shares are legally issued but not outstanding for the purpose of accounting and thus are excluded from the basic net loss per share calculation.
As of December 31, 2025, there were 111,215,614 Class A and 39,026,560 Class B ordinary shares outstanding.
Additional
Paid-in
Capital
As detailed above, for the year ended December 31, 2023, issuance of Class A ordinary shares to the Qingdao investor and South Korean investors arising from private placements resulted in the increase of additional paid-in
capital amounted to RMB66,484 and RMB163,560, respectively, and the issuance of Class A ordinary shares at market price for cash resulted in the increase of additional paid-in
capital amounted to RMB12,355.
For the year ended December 31, 2024, the issuance of Class A ordinary shares to the strategic investor from the Middle East and Zhuhai investors arising from private placements resulted in the increase of additional paid-in
capital amounted to RMB71,786 and RMB90,330, respectively, and the issuance of Class A ordinary shares at market price for cash and the issuance of Class A ordinary shares in the at-the-market
offering resulted in the increase of additional
paid-in
capital amounted to RMB5,999 and RMB525,471, respectively.
For the year ended December 31, 2025, the issuance of Class A ordinary shares in the at-the-market
offering resulted in the increase of additional
paid-in
capital amounting to RMB165,567 (US$23,676).
In January 2022, the Company withheld the individual income tax of RMB11,230 for employees’ vested share-based awards and made the cash payment to tax authorities. Concurrently, the Company withheld and received equivalent ADSs shares with fair value of RMB11,230 on that day from the employees for clearance of the individual income tax. The amount was debited to additional paid-in
capital. For the year ended December 31, 2023, 2024 and 2025, the Company has sold ADSs shares for cash consideration of RMB7,795, RMB4,532 and RMB76 (US$11), respectively.

Accumulated Other Comprehensive Income

Foreign currency translation adjustment
RMB
Balance as of December 31, 2022	15,010
Other comprehensive income	69

Balance as of December 31, 2023	15,079
Other comprehensive income	10,460

Balance as of December 31, 2024	25,539

Other comprehensive loss	(22,934)
Balance as of December 31, 2025	2,605

Balance as of December 31, 2025 (US$)	373